NOTE PAYABLE (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument, Unamortized Discount	$ 402		$ 451	$ 647
Amortization of Debt Discount (Premium)	$ 49	$ 80	333	$ 138
Notes Payable, Other Payables [Member]
Debt Instrument, Frequency of Periodic Payment				two semi-annual installments
Class Of Warrant Or Right Expiration Term Of Warrants Or Rights				10 year
Debt Instrument, Periodic Payment				$ 102,630
Debt Instrument, Face Amount				$ 205,260
Debt Instrument, Interest Rate, Stated Percentage				3.25%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				15,596
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.99
Debt Instrument, Unamortized Discount				$ 785
Amortization of Debt Discount (Premium)			$ 196	$ 138
Debt Instrument, Term				4 years